DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Due From Related Parties
SCHEDULE OF DUE FROM RELATED PARTIES

	As of December 31,
	2024	2023

Due from related parties (Short term)
Due from MSJ Foundation	$-	$26,276
Due from Entrepreneur Resorts Limited and Subsidiaries	32,782	4,782,251
BMV Finance	2,042,586	-
Simon Zutshi	1,391,747	-
BG3 Ltd.	728,052	-
Zutshi LLP	393,252	-
Vision1 Investments	289,511	-
Crowd Property	269,110	-
Throckley	216,217	-
Property Mastermind International	122,165	-
Others	229,319	158,206
Total due from related parties (short term)	$5,714,741	$4,966,733

Due from related parties (Long term)
BMV Finance	$-	$2,076,221
Simon Zutshi	-	1,395,228
BG3 Ltd.	-	740,506
Zutshi LLP	-	399,979
Vision1 Investments	-	294,464
Crowd Property	-	273,713
Throckley	-	219,916
Property Mastermind International	-	124,577
Others	-	103,694
Total due from related parties (long term)	$-	$5,628,298
	$5,714,741	$10,595,031